Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,885,157,397.71
Previously Paid Amount	0.00
Total Fee Amount	65,837.89
Total Offset Amount	0.00
Net Fee	$ 65,837.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A